Cover	Nov. 20, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2025
Entity File Number	1-32853
Entity Registrant Name	DUKE ENERGY CORPORATION
Entity Central Index Key	0001326160
Entity Tax Identification Number	20-2777218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	525 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	800
Local Phone Number	488-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Duke Energy Carolinas [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2025
Entity File Number	1-04928
Entity Registrant Name	DUKE ENERGY CAROLINAS, LLC
Entity Central Index Key	0000017797
Entity Tax Identification Number	56-0205520
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	525 South Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	800
Local Phone Number	488-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Progress Energy [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2025
Entity File Number	1-3382
Entity Registrant Name	DUKE ENERGY PROGRESS, LLC
Entity Central Index Key	0000030371
Entity Tax Identification Number	56-0165465
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	411 Fayetteville Street
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601
City Area Code	800
Local Phone Number	488-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DUK
Security Exchange Name	NYSE
Junior Subordinated Debentures 5. 625 Coupon Due September 2078 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.625% Junior Subordinated Debentures due September 15, 2078
Trading Symbol	DUKB
Security Exchange Name	NYSE
Depository Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	DUK PR A
Security Exchange Name	NYSE
Percentage 310seniornotesdue 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.10% Senior Notes due 2028
Trading Symbol	DUK 28A
Security Exchange Name	NYSE
Percentage 385seniornotesdue 2034 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.85% Senior Notes due 2034
Trading Symbol	DUK 34
Security Exchange Name	NYSE
Threepointsevenfivepercent Senior Notesdue 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.75% Senior Notes due 2031
Trading Symbol	DUK31A
Security Exchange Name	NYSE